Property, Plant and Equipment - Changes in the Net Book Values of Property, Plant and Equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 294,324	$ 322,969
Additions	23,279	20,472
Disposals	(898)	(6,041)
Other	(20,713)	(8,005)
Depreciation	(27,445)	(34,177)
Impairment	(696)	(3,659)
Foreign currency translation	256	970
Ending balance	268,107	294,324
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		1,795
Owned assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	263,590	288,866
Additions	15,670	15,153
Disposals	(336)	(3,618)
Other	(13,817)	(7,617)
Depreciation	(24,149)	(30,547)
Impairment	(129)	(1,147)
Foreign currency translation	(15)	1,003
Ending balance	240,814	263,590
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		1,497
Owned assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	43,914	50,257
Additions	0	0
Disposals	0	0
Other	0	(7,779)
Depreciation	0	0
Impairment	0	0
Foreign currency translation	23	(61)
Ending balance	43,937	43,914
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		1,497
Owned assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	143,867	151,623
Additions	1,093	1,168
Disposals	0	(212)
Other	(789)	3,435
Depreciation	(12,622)	(12,397)
Impairment	0	(300)
Foreign currency translation	(206)	550
Ending balance	131,343	143,867
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		0
Owned assets | Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	25,685	25,618
Additions	12,929	10,239
Disposals	0	(2,137)
Other	(11,489)	(7,760)
Depreciation	0	(145)
Impairment	0	(645)
Foreign currency translation	28	515
Ending balance	27,153	25,685
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		0
Owned assets | Computer software & equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,198	1,723
Additions	619	313
Disposals	0	(26)
Other	(28)	(12)
Depreciation	(593)	(797)
Impairment	0	0
Foreign currency translation	0	(3)
Ending balance	1,196	1,198
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		0
Owned assets | Furniture & fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,456	1,796
Additions	69	407
Disposals	(13)	(11)
Other	(105)	159
Depreciation	(439)	(883)
Impairment	0	0
Foreign currency translation	27	(12)
Ending balance	995	1,456
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		0
Owned assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	47,470	57,849
Additions	960	3,026
Disposals	(323)	(1,232)
Other	(1,406)	4,340
Depreciation	(10,495)	(16,325)
Impairment	(129)	(202)
Foreign currency translation	113	14
Ending balance	36,190	47,470
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		0
Right-of-use leased assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,734	34,103
Additions	7,609	5,319
Disposals	(562)	(2,423)
Other	(6,896)	(388)
Depreciation	(3,296)	(3,630)
Impairment	(567)	(2,512)
Foreign currency translation	271	(33)
Ending balance	27,293	30,734
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		298
Right-of-use leased assets | Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,289	12,545
Additions	0	0
Disposals	0	0
Other	(396)	0
Depreciation	(264)	(255)
Impairment	0	0
Foreign currency translation	0	(1)
Ending balance	11,629	12,289
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		0
Right-of-use leased assets | Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	18,100	20,953
Additions	7,406	5,232
Disposals	(562)	(2,355)
Other	(6,475)	(388)
Depreciation	(2,773)	(3,098)
Impairment	(567)	(2,512)
Foreign currency translation	259	(30)
Ending balance	15,388	18,100
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		298
Right-of-use leased assets | Production & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	345	605
Additions	203	87
Disposals	0	(68)
Other	(25)	0
Depreciation	(259)	(277)
Impairment	0	0
Foreign currency translation	12	(2)
Ending balance	$ 276	345
Acquisitions through business combinations, property, plant and equipment including right-of-use assets		$ 0